Income Taxes - Major Components of Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Tax expense for current year	€ 1,746	€ 1,707	€ 1,653
Taxes for prior years	(12)	261	243
Total current tax expense	1,734	1,968	1,896
Origination and reversal of temporary differences	(313)	(526)	47
Unused tax losses, research and development tax credits, and foreign tax credits	(39)	29	(5)
Total deferred tax expense/income	(352)	(497)	42
Total income tax expense	1,382	1,471	1,938
Deferred tax expense/income arising from previously unrecognized tax losses and temporary differences	€ 124	€ 15	€ 4